Intangible assets - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Europe
Disclosure of intangible assets
Discount rate	12.50%
Growth rate	3.00%
United States
Disclosure of intangible assets
Discount rate	13.60%
Growth rate	0.00%
Research and development expenses
Disclosure of intangible assets
Remaining amortization period in years	5 years
Genio system, first-generation
Disclosure of intangible assets
Remaining amortization period in years	12 years
Consolidated entity
Disclosure of intangible assets
Amortisation intangible assets other than goodwill	€ 800,000
Additions	15,500,000	€ 10,300,000
Consolidated entity | Genio system, first-generation
Disclosure of intangible assets
Amortisation intangible assets other than goodwill	800,000
Consolidated entity | Genio system, first-generation | Clinical expenses
Disclosure of intangible assets
Amortisation intangible assets other than goodwill	62,000
Consolidated entity | Genio system, first-generation | Research and development expenses
Disclosure of intangible assets
Amortisation intangible assets other than goodwill	€ 800,000